OTHER FINANCIAL DATA - TRANSACTIONS WITH AFFILATIES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Transactions With Affiliates Disclosure [Line Items]
Loan to unconsolidated affiliate, principal	$ 18
Loan to unconsolidated affiliate, accrued interest	6
Transactions With Joint Venture [Line Items]
Fixed-price contracts and other derivatives - Net Asset (Liability) - RBS Sempra Commodities			(18)
Due to RBS Sempra Commodities			35
Due from RBS Sempra Commodities			34
S D G E Segment [Member]
Transactions With Joint Venture [Line Items]
Cost of natural gas from transactions with RBS Sempra Commodities			3		4
So Cal Gas Segment [Member]
Transactions With Joint Venture [Line Items]
Revenues from transactions with RBS Sempra Commodities			14		13
Cost of natural gas from transactions with RBS Sempra Commodities			36		19
Due from RBS Sempra Commodities			3
Sempra Commodities Segment [Member]
Transactions With Joint Venture [Line Items]
Due to RBS Sempra Commodities			11
All Other Segments [Member]
Transactions With Joint Venture [Line Items]
Due from RBS Sempra Commodities			5
Sempra Mexico Segment [Member]
Transactions With Joint Venture [Line Items]
Revenues from transactions with RBS Sempra Commodities	37	[1]	82		39
Cost of natural gas from transactions with RBS Sempra Commodities	74	[1]	193		67
Fixed-price contracts and other derivatives - Net Asset (Liability) - RBS Sempra Commodities			(6)
Due to RBS Sempra Commodities			11
Due from RBS Sempra Commodities			12
Sempra Natural Gas Segment [Member]
Transactions With Joint Venture [Line Items]
Revenues from transactions with RBS Sempra Commodities	7	[1]	184		35
Cost of natural gas from transactions with RBS Sempra Commodities	3	[1]	177		20
Fixed-price contracts and other derivatives - Net Asset (Liability) - RBS Sempra Commodities			(12)
Due to RBS Sempra Commodities			13
Due from RBS Sempra Commodities			14
San Diego Gas and Electric Company and Subsidiary [Member]
Transactions With Affiliates Disclosure [Line Items]
Due from affiliate, current	67		12
Revenues from unconsolidated affiliates	7		8		8
Southern California Gas Company [Member]
Transactions With Affiliates Disclosure [Line Items]
Due from affiliate, current	40		63
Revenues from unconsolidated affiliates	53		44		43
Affiliate Of Investee [Member]
Transactions With Affiliates Disclosure [Line Items]
Interest rate on due from affiliate	7.377%
Due to/from Sempra Energy | San Diego Gas and Electric Company and Subsidiary [Member]
Transactions With Affiliates Disclosure [Line Items]
Due to affiliate, current	14		16
Income taxes due from (to) Sempra Energy	97	[2]	25	[2]
Due to/from Sempra Energy | Southern California Gas Company [Member]
Transactions With Affiliates Disclosure [Line Items]
Due from affiliate, current	23		60
Income taxes due from (to) Sempra Energy	17	[2]	(3)	[3]
Subsidiary Of Common Parent S D G E [Member] | Southern California Gas Company [Member]
Transactions With Affiliates Disclosure [Line Items]
Due to affiliate, current	2		11
Subsdiary Of Common Parent So Cal Gas [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Transactions With Affiliates Disclosure [Line Items]
Due from affiliate, current	2		11
Subsidiary Of Common Parent Other Affiliates [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Transactions With Affiliates Disclosure [Line Items]
Due from affiliate, current	65		1
Subsidiary Of Common Parent Other Affiliates [Member] | Southern California Gas Company [Member]
Transactions With Affiliates Disclosure [Line Items]
Due from affiliate, current	$ 17

[1]	With the exception of Sempra Mexico, whose contract with RBS Sempra Commodities expired in July 2011, amounts only include activities prior to May 1, 2011, the date by which substantially all the contracts with RBS Sempra Commodities were assigned to buyers of the joint venture businesses.
[2]	SDG&E and SoCalGas are included in the consolidated income tax return of Sempra Energy and are allocated income tax expense from Sempra Energy in an amount equal to that which would result from the companies’ having always filed a separate return.
[3]	Related to obligations discussed below in “Asset Retirement Obligations.”